Property and Equipment, Net - Summary of Property and Equipment Consisted (Parenthetical) (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) Building
Mortgage Loan
Business Acquisition [Line Items]
Consideration paid to acquire buildings | ¥	¥ 60,000
Buildings
Business Acquisition [Line Items]
Buildings purchased under consideration | ¥		¥ 480,271
Wuhan
Business Acquisition [Line Items]
Number of buildings purchased | Building		2
Guangzhou
Business Acquisition [Line Items]
Number of buildings purchased | Building		1